Share-Based Compensation - Summary of Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Outstanding stock options, Beginning balance | shares	7,944
Options granted | shares	15
Options exercised | shares	(733)
Options forfeited | shares	(280)
Options expired | shares	(725)
Outstanding stock options, Ending Balance | shares	6,221
Number of outstanding options, Vested or expected to vest | shares	6,176
Exercisable, Stock options | shares	5,012
Outstanding Weighted average exercise price, Beginning Balance | $ / shares	$ 121.94
Options granted, Weighted average exercise price | $ / shares	127.96
Options exercised, Weighted average exercise price | $ / shares	96.17
Options forfeited, Weighted average exercise price | $ / shares	135.28
Options expired, Weighted average exercise price | $ / shares	131.46
Outstanding Weighted average exercise price, ending Balance | $ / shares	123.29
Outstanding Weighted average exercise price, Vested or expected to vest | $ / shares	123.23
Exercisable, Weighted average exercise price | $ / shares	$ 120.83
Weighted Average Remaining Contractual Life, Outstanding at December 31, 2023	5 years
Weighted Average Remaining Contractual Life, Vested or expected to vest as of December 31, 2023	5 years
Weighted Average Remaining Contractual Life, Exercisable at December 31, 2023	4 years 4 months 24 days
Intrinsic Value, Outstanding at December 31, 2023 | $	$ 44.3
Intrinsic Value, Vested or expected to vest as of December 31, 2023 | $	44.1
Intrinsic Value, Exercisable at December 31, 2023 | $	$ 41.0